Related Party Transactions (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 03, 2011	Apr. 29, 2011 item	Jan. 31, 2012	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions
Cost of sales - equipment, services and other	$ 24,240,000	$ 24,073,000	$ 80,451,000	$ 64,789,000	$ 85,627,000	$ 96,240,000	$ 79,563,000
Tivo Inc
Related Party Transactions
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party													517,000,000
Reversal of litigation accrual							335,000,000					335,000,000
Settlement payment							290,000,000
Portion of litigation payment related to periods periods prior to 2011							182,000,000
Portion of litigation payment related to future period prepayments							108,000,000					108,000,000
Dish Network's share of remaining litigation payments							190,000,000
Litigation settlement gross amount related to future periods							298,000,000					298,000,000
Reduction in litigation expense							6,000,000
Sprint Settlement Agreement | Dish Network
Related Party Transactions
Net payment for agreement settlement								114,000,000
EchoStar | TiVo v. Dish Network and EchoStar Corporation
Related Party Transactions
Settlement amount									500,000,000
Initial settlement amount paid									300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party									200,000,000
Litigation settlement number of annual installments									6
Contribution from related party									10,000,000
Percentage of litigation settlement amount to be made by related party annually									95.00%
Amount paid for related party transaction					5,000,000
EchoStar | Receiver Agreement
Related Party Transactions
Notice period to exercise option to extend agreement			1 year		1 year
Notice period required to extend the agreement term										180 days
Purchased set-top boxes and other equipment from EchoStar	293,000,000	341,000,000	883,000,000	947,000,000	1,242,000,000	1,005,000,000	1,158,000,000
EchoStar | Tax Sharing Agreement | Dish Network
Related Party Transactions
Net amount of the allocated tax attributes payable		83,000,000		83,000,000
EchoStar | RUS Implementation Agreement
Related Party Transactions
Required notice period for termination by the reporting entity											45 days
Maximum grants receivable											14,000,000
Cost of sales - equipment, services and other				3,000,000	3,000,000	7,000,000
EchoStar | Patent Cross-License Agreements | Dish Network | Maximum
Related Party Transactions
Payments to third party by related party												10,000,000
Payments to third party by related party under extension option	$ 3,000,000		$ 3,000,000		$ 3,000,000
EchoStar | Prior Receiver Agreement | Minimum
Related Party Transactions
Required notice period for termination by the reporting entity										60 days